LEASE LIABILITIES - Movements in the lease liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the lease liabilities
Balances at the beginning of the year	$ 193,036	$ 195,962
Increases	215,732	156,450
Financial results, net	24,260	86,889
Payments	(91,993)	(96,234)	$ (103,483)
Decreases (included RECPAM and currency translation adjustments)	(128,059)	(150,031)
At the end of the year	$ 212,976	$ 193,036	$ 195,962